Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Summary of the Stock Option and RSU Award Activities
The following table summarizes the stock option and RSU award activities under the Company's share-based compensation plans for the years ended December 31, 2015, 2014, and 2013:

	Shares Subject to Options Outstanding					Outstanding RSUs
	Number of Options (1)	Weighted Average Exercise Price $	Remaining Contractual Term (in years)	Aggregate Intrinsic Value (2) $	Weighted Average Grant Date Fair Value $	Outstanding RSUs	Weighted Average Grant Date Fair Value $
Balance as at December 31, 2013	12,737,893	0.38	—	—	—	—	—
Stock options granted	2,985,495	5.28	—	—	5.63	—	—
Stock options exercised	(305,649)	0.46	—	—	—	—	—
Stock options forfeited	(386,351)	1.40	—	—	—	—	—
Balance as at December 31, 2014	15,031,388	1.31	7.16	73,642	—	—	—

Stock options granted	1,259,025	22.16	—	—	12.16	—	—
Stock options exercised	(4,665,059)	0.34	—	—	—	—	—
Stock options forfeited	(421,328)	12.04	—	—	—	—	—
RSUs granted	—	—	—	—	—	503,701	32.01
RSUs settled	—	—	—	—	—	—	—
RSUs forfeited	—	—	—	—	—	(75,135)	30.95
Balance as at December 31, 2015	11,204,026	3.65	6.99	248,119	—	428,566	32.19
Stock options exercisable as of December 31, 2015	6,902,359	0.82	6.03	172,415
(1) As at December 31, 2015 10,519,901 of the outstanding stock options were granted under the Company's Legacy Option Plan and are exercisable for Class B multiple voting shares, and 684,125 of the outstanding stock options were granted under the Company's Stock Option Plan and are exercisable for Class A subordinate voting shares.
(2) The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying stock option awards and the assessed fair value of the common stock as of December 31, 2014 and the closing market price of our common stock as of December 31, 2015.

Schedule of Assumptions Used to Estimate the Fair Value of Stock Options
The assumptions used to estimate the fair value of stock options granted to employees are as follows:

	2015	2014	2013
Expected volatility	64.3%	62.4%	73.9%
Risk free interest rate	1.62%	1.82%	1.67%
Dividend yield	Nil	Nil	Nil
Average expected life	5.26	5.73	6.06

Schedule of Classification of Stock-based Compensation
The following table illustrates the classification of stock-based compensation in the Consolidated Statements of Operations and Comprehensive Loss, which includes both stock-based compensation and restricted share-based compensation expense.

	Years ended
	December 31, 2015	December 31, 2014	December 31, 2013
	$	$	$
Cost of revenues	282	259	113
Sales and marketing	1,099	696	354
Research and development	4,509	2,776	1,152
General and administrative	2,268	712	147
	8,158	4,443	1,766